Equity (10Q) (Details Textual 1) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended					12 Months Ended
	Jul. 31, 2015	Mar. 31, 2015	Feb. 28, 2015	Mar. 31, 2014	Feb. 28, 2014	Dec. 31, 2014	Sep. 30, 2015	Jul. 23, 2015	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 35.500	$ 33.00		$ 35.75	$ 36.125	$ 33.625
Number of common shares callable by warrants										3,000
Venture Champion Asia Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant coverage, maximum percentage						50.00%
Number of common shares callable by warrants						9,000
Credit Agreement origination date			May 06, 2014			May 06, 2014
Line of Credit Facility, Current Borrowing Capacity			$ 2,000			$ 2,000
Line of Credit Facility, Fair Value of Amount Outstanding			$ 0
Credit Agreement expiration date			Feb. 23, 2015			Feb. 23, 2015
Warrants Issued to SG Phoenix [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value Assumptions, Expected Term				3 years
Number of common shares callable by warrants				2,400
Warrants Issued to Unrelated Parties [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value Assumptions, Expected Term				3 years
Number of common shares callable by warrants				1,300
Series D Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of stock, net	$ 325	$ 1,200		$ 406	$ 733
Administrative fee	$ 4	$ 33		$ 4	$ 47
Warrant coverage, maximum percentage				100.00%	100.00%
Fair Value Assumptions, Expected Term		3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 28.125						$ 15.625
Warrants, expiration date	Jul. 22, 2018	Mar. 23, 2018		Dec. 31, 2016	Dec. 31, 2016
Number of common shares callable by warrants		22,000						11,000
Warrants And Rights Issued Fair Value Initial		$ 366						$ 91
Series D One Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold in private placement	329,000	1,233,000		273,000	520,000
Series D Two Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold in private placement				137,000	260,000
Note Warrant [Member] | Venture Champion Asia Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Fair Value Assumptions, Expected Term						3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 34.375
Number of common shares callable by warrants			9,000			1,000